Quarterly Holdings Report
for
Fidelity® SAI Sustainable Core Plus Bond Fund
November 30, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SSU-NPRT1-0124
1.9904896.101
Corporate Bonds - 30.9%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24		13,000	12,423
3.375% 8/15/26		32,000	14,480
			26,903
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
Wayfair LLC 0.625% 10/1/25		3,000	2,666

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Spirit Aerosystems, Inc. 3.25% 11/1/28 (b)		2,000	2,341

Ground Transportation - 0.0%
Uber Technologies, Inc. 0.875% 12/1/28 (b)		2,000	2,068

TOTAL INDUSTRIALS			4,409

INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MicroStrategy, Inc. 0% 2/15/27		5,000	3,885

Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman 3.5% 6/1/28 (b)		3,000	3,399
Western Digital Corp. 3% 11/15/28 (b)		3,000	3,432
			6,831
TOTAL INFORMATION TECHNOLOGY			10,716

REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Redfin Corp. 0.5% 4/1/27		26,000	14,820

UTILITIES - 0.0%
Electric Utilities - 0.0%
PG&E Corp. 4.25% 12/1/27 (b)		3,000	3,000

Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 2.5% 6/15/26 (b)		2,000	1,749

TOTAL UTILITIES			4,749

TOTAL CONVERTIBLE BONDS			64,263
Nonconvertible Bonds - 30.8%
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.1%
Altice France SA 5.125% 7/15/29 (b)		10,000	7,150
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		10,000	9,076
Frontier Communications Holdings LLC 8.75% 5/15/30 (b)		10,000	9,972
Level 3 Financing, Inc. 3.75% 7/15/29 (b)(c)		17,000	8,160
TELUS Corp. 3.4% 5/13/32		130,000	111,044
Verizon Communications, Inc. 5.05% 5/9/33		355,000	349,353
Virgin Media Finance PLC 5% 7/15/30 (b)		8,000	6,685
Zayo Group Holdings, Inc. 6.125% 3/1/28 (b)		4,000	2,685
			504,125
Entertainment - 0.2%
The Walt Disney Co. 2.65% 1/13/31		140,000	120,339

Media - 0.9%
Altice Financing SA 5.75% 8/15/29 (b)		29,000	23,838
Altice France Holding SA 6% 2/15/28 (b)		12,000	4,847
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34(b)		35,000	27,302
4.75% 2/1/32(b)		49,000	41,160
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27(b)		2,000	1,851
7.5% 6/1/29(b)		2,000	1,576
9% 9/15/28(b)		5,000	5,050
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)		19,000	17,097
DISH DBS Corp. 5.75% 12/1/28 (b)		2,000	1,481
DISH Network Corp. 11.75% 11/15/27 (b)		13,000	12,904
Magallanes, Inc.:
4.279% 3/15/32		135,000	119,092
5.141% 3/15/52		141,000	112,696
Mcgraw-Hill Education, Inc. 8% 8/1/29 (b)		7,000	6,309
Outfront Media Capital LLC / Corp. 7.375% 2/15/31 (b)		5,000	5,128
Univision Communications, Inc.:
5.125% 2/15/25(b)		13,000	12,838
7.375% 6/30/30(b)		7,000	6,870
8% 8/15/28(b)		5,000	5,054
			405,093
Wireless Telecommunication Services - 0.3%
Millicom International Cellular SA 4.5% 4/27/31 (b)		13,000	10,355
Rogers Communications, Inc.:
3.2% 3/15/27		60,000	55,929
4.55% 3/15/52		70,000	55,530
			121,814
TOTAL COMMUNICATION SERVICES			1,151,371

CONSUMER DISCRETIONARY - 2.9%
Automobile Components - 0.1%
Hertz Corp. 4.625% 12/1/26 (b)		27,000	23,797
Macquarie AirFinance Holdings 8.375% 5/1/28 (b)		5,000	5,126
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (b)		4,000	1,850
			30,773
Automobiles - 0.2%
General Motors Co. 5.4% 10/15/29		40,000	39,409
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 11.4932% 10/15/26 (b)(d)(e)		40,000	39,930
			79,339
Broadline Retail - 0.0%
Kohl's Corp. 4.25% 7/17/25		3,000	2,886
Macy's Retail Holdings LLC 5.875% 4/1/29 (b)		3,000	2,820
Nordstrom, Inc. 4.375% 4/1/30		8,000	6,652
			12,358
Diversified Consumer Services - 0.2%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		11,000	10,711
Sotheby's 7.375% 10/15/27 (b)		10,000	9,171
StoneMor, Inc. 8.5% 5/15/29 (b)		6,000	4,800
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		49,000	46,054
			70,736
Hotels, Restaurants & Leisure - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (b)		5,000	4,310
Aramark Services, Inc.:
5% 4/1/25(b)		10,000	9,924
5% 2/1/28(b)		5,000	4,732
Carnival Corp.:
5.75% 3/1/27(b)		2,000	1,901
6% 5/1/29(b)		58,000	53,366
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)		17,000	14,913
Hilton Domestic Operating Co., Inc. 3.625% 2/15/32 (b)		26,000	21,836
Life Time, Inc. 8% 4/15/26 (b)		36,000	36,000
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		17,000	14,403
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27(b)		7,000	6,735
5.5% 4/1/28(b)		53,000	50,630
Viking Cruises Ltd. 9.125% 7/15/31 (b)		5,000	5,200
Yum! Brands, Inc. 4.625% 1/31/32		14,000	12,590
			236,540
Household Durables - 0.2%
LGI Homes, Inc. 8.75% 12/15/28 (b)		5,000	5,143
Tempur Sealy International, Inc. 4% 4/15/29 (b)		11,000	9,521
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	100,000	90,686
TRI Pointe Homes, Inc.:
5.25% 6/1/27		4,000	3,840
5.7% 6/15/28		5,000	4,751
			113,941
Specialty Retail - 1.2%
At Home Group, Inc. 4.875% 7/15/28 (b)		8,000	2,380
Bath & Body Works, Inc.:
6.75% 7/1/36		9,000	8,369
6.95% 3/1/33		8,000	7,481
Carvana Co.:
4.875% 9/1/29(b)		15,000	8,552
12% 12/1/28 pay-in-kind(b)(d)		4,000	3,159
13% 6/1/30 pay-in-kind(b)(d)		3,000	2,348
14% 6/1/31 pay-in-kind(b)(d)		14,000	11,112
LBM Acquisition LLC 6.25% 1/15/29 (b)		17,000	14,240
Lowe's Companies, Inc.:
3.75% 4/1/32		130,000	116,321
4.25% 4/1/52		130,000	102,071
Michaels Companies, Inc. 5.25% 5/1/28 (b)		24,000	17,518
The Home Depot, Inc. 3.25% 4/15/32		130,000	115,386
TJX Companies, Inc. 3.875% 4/15/30		120,000	112,222
Upbound Group, Inc. 6.375% 2/15/29 (b)		23,000	20,944
Victoria's Secret & Co. 4.625% 7/15/29 (b)		3,000	2,434
			544,537
Textiles, Apparel & Luxury Goods - 0.5%
Crocs, Inc. 4.125% 8/15/31 (b)		18,000	14,715
Tapestry, Inc.:
3.05% 3/15/32		200,000	149,541
7% 11/27/26		14,000	14,151
7.05% 11/27/25		5,000	5,062
7.35% 11/27/28		23,000	23,175
7.7% 11/27/30		24,000	24,330
7.85% 11/27/33		24,000	24,374
			255,348
TOTAL CONSUMER DISCRETIONARY			1,343,572

CONSUMER STAPLES - 1.0%
Beverages - 0.0%
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		21,000	17,981

Consumer Staples Distribution & Retail - 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26(b)		12,000	11,284
4.875% 2/15/30(b)		6,000	5,610
Alimentation Couche-Tard, Inc. 3.625% 5/13/51 (b)		150,000	98,915
C&S Group Enterprises LLC 5% 12/15/28 (b)		5,000	4,025
Performance Food Group, Inc. 4.25% 8/1/29 (b)		6,000	5,366
U.S. Foods, Inc. 4.625% 6/1/30 (b)		8,000	7,218
			132,418
Food Products - 0.7%
Darling Ingredients, Inc. 6% 6/15/30 (b)		5,000	4,827
General Mills, Inc. 2.25% 10/14/31		350,000	280,980
Post Holdings, Inc.:
4.5% 9/15/31(b)		10,000	8,706
4.625% 4/15/30(b)		6,000	5,360
TreeHouse Foods, Inc. 4% 9/1/28		8,000	6,805
			306,678
TOTAL CONSUMER STAPLES			457,077

ENERGY - 1.0%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (b)		12,000	11,715
CGG SA 8.75% 4/1/27 (b)		18,000	16,335
Oceaneering International, Inc. 6% 2/1/28		20,000	19,392
Transocean Titan Finance Ltd. 8.375% 2/1/28 (b)		2,000	2,040
Transocean, Inc.:
8% 2/1/27(b)		29,000	27,761
8.75% 2/15/30(b)		4,750	4,851
			82,094
Oil, Gas & Consumable Fuels - 0.9%
California Resources Corp. 7.125% 2/1/26 (b)		26,000	26,157
Centennial Resource Production LLC 5.875% 7/1/29 (b)		6,000	5,730
CNX Resources Corp.:
6% 1/15/29(b)		9,000	8,582
7.375% 1/15/31(b)		5,000	4,969
CVR Energy, Inc. 5.75% 2/15/28 (b)		6,000	5,548
Energean PLC 6.5% 4/30/27 (b)		10,000	8,800
Energy Transfer LP 6% 2/1/29 (b)		25,000	24,628
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29		20,000	18,623
HF Sinclair Corp. 5% 2/1/28 (f)		10,000	9,185
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (b)		5,000	5,200
MEG Energy Corp. 5.875% 2/1/29 (b)		67,000	64,043
Murphy Oil Corp. 6.375% 7/15/28		6,000	5,948
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)		5,000	4,243
New Fortress Energy, Inc. 6.5% 9/30/26 (b)		109,000	103,528
Northern Oil & Gas, Inc. 8.125% 3/1/28 (b)		18,000	18,186
Parkland Corp. 4.625% 5/1/30 (b)		17,000	15,173
SM Energy Co. 6.5% 7/15/28		8,000	7,787
Southwestern Energy Co. 5.375% 3/15/30		6,000	5,689
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29		54,000	49,218
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 3/1/27(b)		13,000	12,503
7.5% 10/1/25(b)		10,000	10,057
			413,797
TOTAL ENERGY			495,891

FINANCIALS - 8.7%
Banks - 5.1%
AIB Group PLC 2.875% 5/30/31 (Reg. S) (d)	EUR	100,000	102,004
Banco Bilbao Vizcaya Argentaria SA 1% 1/16/30 (Reg. S) (d)	EUR	100,000	103,548
Bank of America Corp.:
2.456% 10/22/25(d)		410,000	396,950
2.687% 4/22/32(d)		70,000	56,869
5.015% 7/22/33(d)		198,000	188,134
6.204% 11/10/28(d)		25,000	25,563
Citigroup, Inc.:
2.014% 1/25/26(d)		260,000	247,787
4.91% 5/24/33(d)		129,000	121,364
ING Groep NV 1.4% 7/1/26 (b)(d)		200,000	186,043
JPMorgan Chase & Co.:
0.768% 8/9/25(d)		385,000	370,807
2.963% 1/25/33(d)		70,000	57,835
4.586% 4/26/33(d)		224,000	208,489
4.912% 7/25/33(d)		26,000	24,728
KBC Group NV 0.5% 12/3/29 (d)	EUR	100,000	103,329
NatWest Group PLC 2.057% 11/9/28 (Reg. S) (d)	GBP	100,000	109,021
Santander Holdings U.S.A., Inc.:
5.807% 9/9/26(d)		31,000	30,674
6.499% 3/9/29(d)		27,000	27,271
UniCredit SpA:
5.459% 6/30/35(b)(d)		1,000	874
5.861% 6/19/32(b)(d)		4,000	3,767
Western Alliance Bancorp. 3% 6/15/31 (d)		4,000	3,222
			2,368,279
Capital Markets - 1.9%
Coinbase Global, Inc. 3.625% 10/1/31 (b)		5,000	3,677
Goldman Sachs Group, Inc.:
3.102% 2/24/33(d)		152,000	125,331
3.615% 3/15/28(d)		130,000	122,324
Hightower Holding LLC 6.75% 4/15/29 (b)		5,000	4,323
Morgan Stanley:
0.864% 10/21/25(d)		270,000	257,152
2.943% 1/21/33(d)		70,000	57,108
4.889% 7/20/33(d)		188,000	176,104
State Street Corp. 3.031% 11/1/34 (d)		130,000	112,189
			858,208
Consumer Finance - 0.4%
Ally Financial, Inc. 2.2% 11/2/28		140,000	114,672
Ford Motor Credit Co. LLC 4.687% 6/9/25		5,000	4,858
OneMain Finance Corp.:
3.5% 1/15/27		6,000	5,361
3.875% 9/15/28		58,000	49,813
9% 1/15/29		5,000	5,157
			179,861
Financial Services - 0.2%
Block, Inc. 3.5% 6/1/31		89,000	74,485
GGAM Finance Ltd.:
7.75% 5/15/26(b)		5,000	5,008
8% 2/15/27(b)		5,000	5,032
8% 6/15/28(b)		5,000	5,057
Gn Bondco LLC 9.5% 10/15/31 (b)		2,000	1,900
			91,482
Insurance - 1.1%
AIA Group Ltd. 3.375% 4/7/30 (b)		200,000	179,002
Equitable Financial Life Global Funding 1.3% 7/12/26 (b)		200,000	177,821
Marsh & McLennan Companies, Inc. 2.375% 12/15/31		210,000	171,123
			527,946
Mortgage Real Estate Investment Trusts - 0.0%
Rithm Capital Corp. 6.25% 10/15/25 (b)		3,000	2,888

TOTAL FINANCIALS			4,028,664

HEALTH CARE - 2.6%
Biotechnology - 0.5%
Amgen, Inc. 3% 2/22/29		260,000	236,794
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		10,000	3,938
			240,732
Health Care Equipment & Supplies - 0.0%
AdaptHealth LLC 5.125% 3/1/30 (b)		5,000	3,981

Health Care Providers & Services - 1.4%
Akumin, Inc. 7.5% 8/1/28 (b)		18,000	13,320
Cano Health, Inc. 6.25% 10/1/28 (b)		8,000	540
Cigna Group 3.4% 3/15/51		150,000	102,629
Community Health Systems, Inc.:
4.75% 2/15/31(b)		76,000	55,760
5.25% 5/15/30(b)		19,000	14,953
6.875% 4/15/29(b)		10,000	5,900
8% 3/15/26(b)		1,000	963
DaVita HealthCare Partners, Inc. 3.75% 2/15/31 (b)		24,000	18,788
Encompass Health Corp. 4.625% 4/1/31		10,000	8,778
Humana, Inc.:
3.7% 3/23/29		130,000	121,559
5.75% 12/1/28		110,000	112,171
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)		2,000	1,530
Modivcare, Inc. 5.875% 11/15/25 (b)		10,000	9,736
Owens & Minor, Inc. 6.625% 4/1/30 (b)		6,000	5,619
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		27,000	22,744
RegionalCare Hospital Partners Holdings, Inc.:
5.375% 1/15/29(b)		27,000	17,683
9.875% 8/15/30(b)		5,000	4,862
RP Escrow Issuer LLC 5.25% 12/15/25 (b)		10,000	7,732
Tenet Healthcare Corp. 6.125% 10/1/28		111,000	107,615
			632,882
Health Care Technology - 0.0%
Athenahealth Group, Inc. 6.5% 2/15/30 (b)		19,000	16,469

Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 3.75% 3/15/29 (b)		3,000	2,667

Pharmaceuticals - 0.7%
AstraZeneca Finance LLC 1.75% 5/28/28		140,000	123,280
Bristol-Myers Squibb Co. 2.95% 3/15/32		70,000	60,294
Jazz Securities DAC 4.375% 1/15/29 (b)		6,000	5,398
Organon & Co. / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/31 (b)		10,000	7,868
Zoetis, Inc. 2% 5/15/30		140,000	115,827
			312,667
TOTAL HEALTH CARE			1,209,398

INDUSTRIALS - 2.2%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6% 2/15/28 (b)		60,000	56,559
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)		5,000	5,265
TransDigm, Inc. 4.875% 5/1/29		6,000	5,437
			67,261
Air Freight & Logistics - 0.1%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(d)		9,000	8,996
Rand Parent LLC 8.5% 2/15/30 (b)		22,000	20,795
			29,791
Building Products - 0.3%
Advanced Drain Systems, Inc. 6.375% 6/15/30 (b)		5,000	4,913
Carrier Global Corp.:
2.493% 2/15/27		130,000	119,066
5.9% 3/15/34(b)		4,000	4,116
6.2% 3/15/54(b)		4,000	4,228
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (b)		8,000	6,280
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)		4,000	3,644
			142,247
Commercial Services & Supplies - 0.4%
APX Group, Inc. 5.75% 7/15/29 (b)		27,000	24,109
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (b)		22,000	22,810
Covanta Holding Corp. 4.875% 12/1/29 (b)		60,000	49,800
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (b)		5,000	4,925
Madison IAQ LLC 5.875% 6/30/29 (b)		15,000	12,585
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		5,000	4,663
PowerTeam Services LLC 9.033% 12/4/25 (b)		21,000	19,178
Stericycle, Inc.:
3.875% 1/15/29(b)		53,000	46,732
5.375% 7/15/24(b)		15,000	14,939
			199,741
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		12,000	11,667
ATP Tower Holdings LLC/Andean Tower Partners 4.05% 4/27/26 (b)		3,000	2,657
Pike Corp. 8.625% 1/31/31 (b)		5,000	5,056
Railworks Holdings LP 8.25% 11/15/28 (b)		10,000	9,826
			29,206
Electrical Equipment - 0.1%
Atkore, Inc. 4.25% 6/1/31 (b)		8,000	6,799
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)		5,000	3,925
Sensata Technologies BV:
4% 4/15/29(b)		8,000	7,182
5% 10/1/25(b)		10,000	9,838
			27,744
Ground Transportation - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.375% 3/1/29(b)		5,000	4,506
5.75% 7/15/27(b)		8,000	7,549
Uber Technologies, Inc.:
4.5% 8/15/29(b)		65,000	59,805
8% 11/1/26(b)		2,000	2,033
			73,893
Industrial Conglomerates - 0.6%
Honeywell International, Inc. 1.75% 9/1/31		140,000	111,530
Trane Technologies Financing Ltd.:
3.8% 3/21/29		130,000	122,563
5.25% 3/3/33		50,000	49,671
			283,764
Machinery - 0.3%
Chart Industries, Inc. 9.5% 1/1/31 (b)		5,000	5,337
Otis Worldwide Corp. 2.565% 2/15/30		140,000	119,824
Vertical Holdco GmbH 7.625% 7/15/28 (b)		7,000	6,645
			131,806
Marine Transportation - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		8,000	6,240

Professional Services - 0.0%
Dun & Bradstreet Corp. 5% 12/15/29 (b)		3,000	2,711

Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		5,000	4,994
FLY Leasing Ltd. 7% 10/15/24 (b)		1,000	924
Fortress Transportation & Infrastructure Investors LLC 5.5% 5/1/28 (b)		12,000	11,269
			17,187
TOTAL INDUSTRIALS			1,011,591

INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.1%
CommScope, Inc. 4.75% 9/1/29 (b)		16,000	10,040
HTA Group Ltd. 7% 12/18/25 (b)		12,000	11,718
IHS Netherlands Holdco BV 8% 9/18/27 (b)		5,000	4,363
			26,121
Electronic Equipment, Instruments & Components - 0.3%
Coherent Corp. 5% 12/15/29 (b)		5,000	4,525
Dell International LLC/EMC Corp. 6.2% 7/15/30		110,000	114,478
TTM Technologies, Inc. 4% 3/1/29 (b)		8,000	7,112
			126,115
IT Services - 0.1%
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)		28,000	24,657
Rackspace Hosting, Inc. 3.5% 2/15/28 (b)		4,000	1,637
Virtusa Corp. 7.125% 12/15/28 (b)		27,000	21,326
			47,620
Semiconductors & Semiconductor Equipment - 0.7%
Entegris Escrow Corp. 5.95% 6/15/30 (b)		44,000	42,502
Entegris, Inc. 3.625% 5/1/29 (b)		62,000	54,202
Micron Technology, Inc. 2.703% 4/15/32		140,000	112,088
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.5% 5/11/31		140,000	113,390
ON Semiconductor Corp. 3.875% 9/1/28 (b)		2,000	1,808
			323,990
Software - 0.2%
Black Knight InfoServ LLC 3.625% 9/1/28 (b)		8,000	7,420
Cloud Software Group, Inc. 9% 9/30/29 (b)		5,000	4,500
Elastic NV 4.125% 7/15/29 (b)		29,000	25,890
Gen Digital, Inc.:
5% 4/15/25(b)		14,000	13,887
7.125% 9/30/30(b)		16,000	16,349
MicroStrategy, Inc. 6.125% 6/15/28 (b)		4,000	3,689
NCR Voyix Corp. 5.125% 4/15/29 (b)		6,000	5,495
Open Text Corp.:
3.875% 2/15/28(b)		7,000	6,371
3.875% 12/1/29(b)		23,000	20,117
Open Text Holdings, Inc.:
4.125% 2/15/30(b)		5,000	4,425
4.125% 12/1/31(b)		6,000	5,124
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)		2,000	1,558
			114,825
Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman:
4.125% 1/15/31		6,000	5,138
4.75% 1/1/25		10,000	9,866
5.75% 12/1/34		4,000	3,668
8.25% 12/15/29(b)		5,000	5,310
			23,982
TOTAL INFORMATION TECHNOLOGY			662,653

MATERIALS - 1.5%
Chemicals - 0.8%
Axalta Coating Systems LLC 3.375% 2/15/29 (b)		6,000	5,227
International Flavors & Fragrances, Inc. 2.3% 11/1/30 (b)		150,000	119,118
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(d)		5,250	3,854
Methanex Corp.:
5.125% 10/15/27		22,000	20,741
5.65% 12/1/44		67,000	54,007
NOVA Chemicals Corp.:
4.25% 5/15/29(b)		4,000	3,156
4.875% 6/1/24(b)		5,000	4,943
5.25% 6/1/27(b)		10,000	9,001
8.5% 11/15/28(b)		5,000	5,165
Nufarm Australia Ltd. 5% 1/27/30 (b)		22,000	19,490
Olympus Water U.S. Holding Corp.:
6.25% 10/1/29(b)		18,000	14,766
9.75% 11/15/28(b)		4,000	4,114
SCIH Salt Holdings, Inc. 6.625% 5/1/29 (b)		2,000	1,772
The Chemours Co. LLC 4.625% 11/15/29 (b)		96,000	80,661
Tronox, Inc. 4.625% 3/15/29 (b)		7,000	5,952
			351,967
Construction Materials - 0.0%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		7,000	6,881
VM Consolidated, Inc. 5.5% 4/15/29 (b)		5,000	4,531
			11,412
Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
5.25% 8/15/27(b)		16,000	11,748
5.25% 8/15/27(b)		11,000	8,077
Ball Corp. 6% 6/15/29		5,000	4,989
Berry Global, Inc. 5.625% 7/15/27 (b)		30,000	29,328
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (b)		10,000	9,622
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		10,000	9,751
Graphic Packaging International, Inc. 4.75% 7/15/27 (b)		6,000	5,695
OI European Group BV 4.75% 2/15/30 (b)		6,000	5,400
Sealed Air Corp./Sealed Air Corp. U.S. 7.25% 2/15/31 (b)		5,000	5,119
			89,729
Metals & Mining - 0.4%
ATI, Inc.:
4.875% 10/1/29		27,000	24,165
7.25% 8/15/30		5,000	5,023
Coeur d'Alene Mines Corp. 5.125% 2/15/29 (b)		6,000	5,168
Constellium NV 3.75% 4/15/29 (b)		6,000	5,256
Eldorado Gold Corp. 6.25% 9/1/29 (b)		22,000	19,712
ERO Copper Corp. 6.5% 2/15/30 (b)		36,000	30,785
First Quantum Minerals Ltd. 6.875% 10/15/27 (b)		5,000	3,992
FMG Resources Pty Ltd. 6.125% 4/15/32 (b)		44,000	42,605
HudBay Minerals, Inc. 6.125% 4/1/29 (b)		5,000	4,713
IAMGOLD Corp. 5.75% 10/15/28 (b)		13,000	10,577
Mineral Resources Ltd. 8.5% 5/1/30 (b)		54,000	54,592
			206,588
Paper & Forest Products - 0.1%
Domtar Corp. 6.75% 10/1/28 (b)		8,000	6,961
LABL, Inc. 10.5% 7/15/27 (b)		5,000	4,544
Mercer International, Inc. 5.125% 2/1/29		21,000	17,538
			29,043
TOTAL MATERIALS			688,739

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc. 2% 5/18/32		220,000	166,119
Boston Properties, Inc.:
2.45% 10/1/33		220,000	154,452
6.75% 12/1/27		17,000	17,294
Corporate Office Properties LP 2% 1/15/29		150,000	118,693
Hudson Pacific Properties LP 5.95% 2/15/28		108,000	89,154
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29		10,000	7,143
5% 10/15/27		107,000	85,237
Omega Healthcare Investors, Inc. 3.25% 4/15/33		4,000	3,058
Prologis LP 2.875% 11/15/29		200,000	175,126
SBA Communications Corp. 3.125% 2/1/29		2,000	1,742
Uniti Group LP / Uniti Group Finance, Inc. 10.5% 2/15/28 (b)		19,000	18,689
Uniti Group, Inc. 6% 1/15/30 (b)		34,000	22,048
WP Carey, Inc. 2.45% 2/1/32		220,000	169,827
			1,028,582
Real Estate Management & Development - 0.6%
Anywhere Real Estate Group LLC 7% 4/15/30 (b)		3,200	2,764
CBRE Group, Inc. 2.5% 4/1/31		140,000	111,955
Greystar Real Estate Partners 7.75% 9/1/30 (b)		5,000	5,087
Howard Hughes Corp. 4.375% 2/1/31 (b)		34,000	28,220
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)		31,000	28,598
Vonovia SE 0.625% 3/24/31 (Reg. S)	EUR	100,000	82,454
			259,078
TOTAL REAL ESTATE			1,287,660

UTILITIES - 4.2%
Electric Utilities - 1.4%
DPL, Inc. 4.35% 4/15/29		8,000	7,249
Duke Energy Carolinas LLC 3.95% 11/15/28		170,000	162,105
NextEra Energy Partners LP 4.5% 9/15/27 (b)		2,000	1,846
Northern States Power Co. 2.25% 4/1/31		265,000	217,192
Oncor Electric Delivery Co. LLC 4.15% 6/1/32		130,000	120,343
PG&E Corp.:
5% 7/1/28		14,000	13,318
5.25% 7/1/30		5,000	4,697
Wisconsin Electric Power Co. 4.75% 9/30/32		125,000	121,079
			647,829
Independent Power and Renewable Electricity Producers - 1.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		39,000	34,983
Sunnova Energy Corp. 5.875% 9/1/26 (b)		30,000	24,323
TerraForm Power Operating LLC 4.75% 1/15/30 (b)		8,000	7,200
The AES Corp.:
1.375% 1/15/26		140,000	127,469
2.45% 1/15/31		377,000	304,229
			498,204
Multi-Utilities - 1.8%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		190,000	171,040
Dominion Energy, Inc. 2.25% 8/15/31		334,000	265,193
NiSource, Inc. 1.7% 2/15/31		295,000	229,025
Puget Energy, Inc. 4.224% 3/15/32		190,000	166,385
			831,643
TOTAL UTILITIES			1,977,676

TOTAL NONCONVERTIBLE BONDS			14,314,292
TOTAL CORPORATE BONDS (Cost $15,334,529)			14,378,555

U.S. Treasury Obligations - 38.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
2.25% 5/15/41	54,000	38,184
2.25% 2/15/52	2,410,000	1,535,434
3.25% 5/15/42	100,000	81,859
3.375% 8/15/42	600,000	499,078
3.625% 2/15/53	182,000	155,290
3.625% 5/15/53	110,000	93,895
4% 11/15/42	225,000	204,618
4.125% 8/15/53	570,000	533,039
4.75% 11/15/53	650,000	675,695
U.S. Treasury Notes:
3.375% 5/15/33	1,300,000	1,201,281
3.5% 1/31/28	300,000	290,215
3.5% 2/15/33	985,000	920,513
3.875% 11/30/27	600,000	589,078
3.875% 12/31/27	1,650,000	1,620,081
3.875% 8/15/33	1,450,000	1,394,492
4% 6/30/28	125,000	123,306
4.125% 10/31/27	300,000	297,223
4.125% 7/31/28	150,000	148,752
4.625% 9/30/28	1,100,000	1,114,438
4.625% 9/30/30	2,100,000	2,131,500
4.875% 10/31/28	1,600,000	1,639,250
4.875% 10/31/30	2,610,000	2,688,284
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,711,643)		17,975,505

U.S. Government Agency - Mortgage Securities - 33.5%
	Principal Amount (a)	Value ($)
Fannie Mae - 3.2%
2% 6/1/35 to 5/1/42	621,581	527,988
2.5% 7/1/51 to 5/1/52	483,285	393,563
3% 2/1/52 to 5/1/52	93,619	79,477
4% 1/1/51 to 4/1/52	70,886	65,244
5% 12/1/52	47,544	45,836
6.5% 10/1/53	374,663	381,061
TOTAL FANNIE MAE		1,493,169
Freddie Mac - 1.2%
1.5% 4/1/51	120,072	89,162
2.5% 7/1/36 to 12/1/51	213,432	180,345
3% 5/1/35 to 5/1/51	137,647	124,064
4% 10/1/52	45,587	41,937
4.5% 11/1/52	95,048	89,131
5% 12/1/52	46,906	45,587
TOTAL FREDDIE MAC		570,226
Ginnie Mae - 7.8%
2% 1/20/51 to 2/20/51	68,800	55,630
2% 12/1/53 (f)	150,000	121,134
2% 12/1/53 (f)	200,000	161,512
2% 12/1/53 (f)	100,000	80,756
2% 12/1/53 (f)	75,000	60,567
2% 12/1/53 (f)	175,000	141,323
2% 12/1/53 (f)	300,000	242,268
2% 1/1/54 (f)	150,000	121,310
2% 1/1/54 (f)	50,000	40,437
2% 1/1/54 (f)	150,000	121,310
2% 1/1/54 (f)	150,000	121,310
2% 1/1/54 (f)	50,000	40,437
2.5% 12/1/53 (f)	50,000	41,780
2.5% 12/1/53 (f)	150,000	125,340
2.5% 12/1/53 (f)	100,000	83,560
2.5% 12/1/53 (f)	25,000	20,890
2.5% 12/1/53 (f)	75,000	62,670
2.5% 12/1/53 (f)	100,000	83,560
2.5% 1/1/54 (f)	150,000	125,493
2.5% 1/1/54 (f)	300,000	250,985
3% 12/1/53 (f)	50,000	43,304
3% 12/1/53 (f)	50,000	43,304
3% 12/1/53 (f)	100,000	86,607
3% 12/1/53 (f)	25,000	21,652
3% 12/1/53 (f)	50,000	43,304
3% 12/1/53 (f)	100,000	86,607
3% 1/1/54 (f)	150,000	130,046
3% 1/1/54 (f)	150,000	130,046
3.5% 12/1/53 (f)	100,000	89,441
3.5% 12/1/53 (f)	50,000	44,720
3.5% 1/1/54 (f)	50,000	44,763
3.5% 1/1/54 (f)	50,000	44,763
4% 12/1/53 (f)	100,000	92,147
4.5% 12/1/53 (f)	100,000	94,647
5% 12/1/53 (f)	50,000	48,606
5.5% 12/1/53 (f)	25,000	24,837
5.5% 12/1/53 (f)	25,000	24,837
5.5% 1/1/54 (f)	25,000	24,829
6.5% 12/1/53 (f)	50,000	50,845
6.5% 12/1/53 (f)	50,000	50,845
6.5% 12/1/53 (f)	100,000	101,689
6.5% 12/1/53 (f)	25,000	25,422
6.5% 1/1/54 (f)	175,000	177,812
TOTAL GINNIE MAE		3,627,345
Uniform Mortgage Backed Securities - 21.3%
2% 12/1/38 (f)	100,000	87,468
2% 12/1/53 (f)	150,000	116,696
2% 12/1/53 (f)	150,000	116,696
2% 12/1/53 (f)	350,000	272,291
2% 12/1/53 (f)	300,000	233,392
2% 12/1/53 (f)	150,000	116,696
2% 12/1/53 (f)	100,000	77,797
2% 12/1/53 (f)	125,000	97,247
2% 12/1/53 (f)	100,000	77,797
2% 12/1/53 (f)	100,000	77,797
2% 12/1/53 (f)	175,000	136,146
2% 12/1/53 (f)	125,000	97,247
2% 12/1/53 (f)	250,000	194,494
2% 12/1/53 (f)	175,000	136,146
2% 12/1/53 (f)	275,000	213,943
2% 12/1/53 (f)	500,000	388,987
2% 12/1/53 (f)	275,000	213,943
2% 1/1/54 (f)	850,000	662,474
2% 1/1/54 (f)	50,000	38,969
2% 1/1/54 (f)	300,000	233,814
2% 1/1/54 (f)	75,000	58,454
2% 1/1/54 (f)	350,000	272,783
2.5% 12/1/53 (f)	250,000	202,754
2.5% 12/1/53 (f)	150,000	121,652
2.5% 12/1/53 (f)	125,000	101,377
2.5% 12/1/53 (f)	50,000	40,551
2.5% 12/1/53 (f)	50,000	40,551
2.5% 12/1/53 (f)	100,000	81,102
2.5% 12/1/53 (f)	75,000	60,826
2.5% 12/1/53 (f)	150,000	121,652
2.5% 12/1/53 (f)	150,000	121,652
2.5% 12/1/53 (f)	300,000	243,305
2.5% 1/1/54 (f)	500,000	406,172
3% 12/1/53 (f)	250,000	211,055
3% 12/1/53 (f)	150,000	126,633
3% 12/1/53 (f)	100,000	84,422
3% 12/1/53 (f)	50,000	42,211
3% 12/1/53 (f)	250,000	211,055
3% 12/1/53 (f)	175,000	147,738
3% 12/1/53 (f)	150,000	126,633
3% 12/1/53 (f)	25,000	21,105
3% 12/1/53 (f)	50,000	42,211
3% 12/1/53 (f)	200,000	168,844
3% 12/1/53 (f)	175,000	147,738
3% 12/1/53 (f)	75,000	63,316
3% 12/1/53 (f)	100,000	84,422
3% 12/1/53 (f)	200,000	168,844
3% 1/1/54 (f)	550,000	464,944
3% 1/1/54 (f)	200,000	169,070
3% 1/1/54 (f)	75,000	63,401
3% 1/1/54 (f)	200,000	169,070
3.5% 12/1/53 (f)	250,000	219,404
3.5% 12/1/53 (f)	150,000	131,643
3.5% 12/1/53 (f)	50,000	43,881
3.5% 12/1/53 (f)	75,000	65,821
3.5% 12/1/53 (f)	150,000	131,643
3.5% 12/1/53 (f)	150,000	131,643
3.5% 1/1/54 (f)	150,000	131,742
3.5% 1/1/54 (f)	150,000	131,742
4% 12/1/53 (f)	150,000	136,277
4% 12/1/53 (f)	175,000	158,990
4.5% 12/1/53 (f)	50,000	46,855
4.5% 12/1/53 (f)	50,000	46,855
4.5% 1/1/54 (f)	50,000	46,887
5% 12/1/53 (f)	50,000	48,166
5.5% 12/1/53 (f)	350,000	345,106
6.5% 12/1/53 (f)	50,000	50,812
6.5% 12/1/53 (f)	50,000	50,812
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		9,893,862
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $15,351,009)		15,584,602

Asset-Backed Securities - 4.9%
	Principal Amount (a)	Value ($)
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.9158% 7/20/35 (b)(d)(e)	250,000	249,547
Ares LIX CLO Ltd. Series 2021-59A Class A, CME Term SOFR 3 Month Index + 1.290% 6.6698% 4/25/34 (b)(d)(e)	250,000	247,943
Cedar Funding Ltd. Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.7555% 7/15/33 (b)(d)(e)	260,000	259,620
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.7274% 4/20/34 (b)(d)(e)	200,000	197,870
Dryden CLO, Ltd. Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.8274% 10/20/34 (b)(d)(e)	310,000	309,285
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7555% 4/15/31 (b)(d)(e)	250,000	249,139
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/51 (b)	98,500	89,425
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.7574% 4/20/33 (b)(d)(e)	310,000	308,914
Verizon Master Trust Series 2021-2 Class A, 0.99% 4/20/28	107,000	102,741
Voya Clo 2023-1 Ltd. Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.800% 1.8% 1/20/37 (b)(d)(e)(f)	250,000	249,915
TOTAL ASSET-BACKED SECURITIES (Cost $2,259,610)		2,264,399

Commercial Mortgage Securities - 0.7%
	Principal Amount (a)	Value ($)
BXHPP Trust floater Series 2021-FILM Class A, CME Term SOFR 1 Month Index + 0.760% 6.0875% 8/15/36 (b)(d)(e)	250,000	234,948
District of Columbia Commercial Mtg Trust 2023-District of Columbia sequential payer Series 2023-DC Class A, 6.3143% 9/12/40 (b)	100,000	100,171
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $344,911)		335,119

Foreign Government and Government Agency Obligations - 0.4%
		Principal Amount (a)	Value ($)
German Federal Republic 4.75% 7/4/34	EUR	77,000	101,167
United Kingdom, Great Britain and Northern Ireland:
1% 4/22/24(Reg. S)	GBP	3,000	3,728
1.75% 9/7/37 (Reg. S)	GBP	23,000	21,017
4.25% 6/7/32 (g)	GBP	41,000	52,395
4.5% 9/7/34	GBP	16,000	20,603
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $191,933)			198,910

Common Stocks - 0.1%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobile Components - 0.0%
Aptiv PLC (h)	25	2,071
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
New Fortress Energy, Inc.	114	4,387
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Centene Corp. (h)	58	4,273
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Regal Rexnord Corp.	20	2,396
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. (h)	105	3,863
TOTAL COMMON STOCKS (Cost $18,087)		16,990

Bank Loan Obligations - 0.1%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobile Components - 0.0%
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8944% 12/17/28 (d)(e)(i)	1,995	1,415
Diversified Consumer Services - 0.0%
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7/30/28 (e)(i)(j)	5,000	4,950
Hotels, Restaurants & Leisure - 0.1%
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.6491% 9/18/26 (d)(e)(i)	6,876	6,572
United PF Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.6448% 12/30/26 (d)(e)(i)	5,000	4,475
		11,047
TOTAL CONSUMER DISCRETIONARY		17,412
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.39% 10/30/28 (d)(e)(i)	5,000	4,800
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.533% 11/23/27 (d)(e)(i)	5,985	2,474
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8771% 8/1/30 (d)(e)(i)	4,000	3,902
PowerTeam Services LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8901% 3/6/25 (d)(e)(i)	1,000	910
		4,812
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1984% 12/10/29 (d)(e)(i)	3,000	2,555
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1701% 3/1/29 (d)(e)(i)	1,000	986
Ukg, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.7643% 5/4/26 (d)(e)(i)	5,970	5,970
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.7643% 5/3/27 (d)(e)(i)	2,000	1,999
		11,510
TOTAL BANK LOAN OBLIGATIONS (Cost $42,487)		41,008

Preferred Securities - 0.8%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Telefonica Europe BV 2.502% (Reg. S) (d)(k)	EUR	100,000	97,421
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Danone SA 1% (Reg. S) (d)(k)	EUR	100,000	96,751
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.6693% (d)(e)(k)		23,000	21,848
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Ally Financial, Inc. 4.7% (d)(k)		25,000	17,596
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (d)		7,000	6,765
UTILITIES - 0.2%
Electric Utilities - 0.2%
TenneT Holding BV 2.995% (Reg. S) (d)(k)	EUR	100,000	107,762
TOTAL PREFERRED SECURITIES (Cost $359,827)			348,143

Money Market Funds - 20.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (l) (Cost $9,492,920)	9,491,022	9,492,920

TOTAL INVESTMENT IN SECURITIES - 130.5% (Cost $62,106,956)	60,636,151
NET OTHER ASSETS (LIABILITIES) - (30.5)%	(14,158,172)
NET ASSETS - 100.0%	46,477,979

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 12/1/53	(150,000)	(121,134)
2% 12/1/53	(50,000)	(40,378)
2% 12/1/53	(150,000)	(121,134)
2% 12/1/53	(150,000)	(121,134)
2% 12/1/53	(50,000)	(40,378)
2.5% 12/1/53	(150,000)	(125,340)
2.5% 12/1/53	(300,000)	(250,681)
3% 12/1/53	(150,000)	(129,911)
3% 12/1/53	(150,000)	(129,911)
3.5% 12/1/53	(50,000)	(44,720)
3.5% 12/1/53	(50,000)	(44,720)
5.5% 12/1/53	(25,000)	(24,837)
6.5% 12/1/53	(150,000)	(152,534)
6.5% 12/1/53	(50,000)	(50,845)

TOTAL GINNIE MAE		(1,397,657)

Uniform Mortgage Backed Securities
2% 12/1/53	(850,000)	(661,278)
2% 12/1/53	(50,000)	(38,899)
2% 12/1/53	(300,000)	(233,392)
2% 12/1/53	(75,000)	(58,348)
2% 12/1/53	(350,000)	(272,291)
2% 12/1/53	(275,000)	(213,943)
2% 12/1/53	(500,000)	(388,987)
2% 12/1/53	(50,000)	(38,899)
2.5% 12/1/53	(500,000)	(405,508)
3% 12/1/53	(550,000)	(464,321)
3% 12/1/53	(200,000)	(168,844)
3% 12/1/53	(75,000)	(63,316)
3% 12/1/53	(200,000)	(168,844)
3% 12/1/53	(200,000)	(168,844)
3% 12/1/53	(75,000)	(63,316)
3% 12/1/53	(100,000)	(84,422)
3.5% 12/1/53	(150,000)	(131,643)
3.5% 12/1/53	(150,000)	(131,643)
4% 12/1/53	(25,000)	(22,713)
4.5% 12/1/53	(50,000)	(46,855)
5.5% 12/1/53	(150,000)	(147,902)
5.5% 12/1/53	(200,000)	(197,203)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(4,171,411)

TOTAL TBA SALE COMMITMENTS (Proceeds $5,485,051)		(5,569,068)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1	Mar 2024	204,461	607	607
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1	Mar 2024	106,852	495	495
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	2	Mar 2024	227,031	1,308	1,308

TOTAL PURCHASED					2,410

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	1	Mar 2024	122,054	630	630

TOTAL FUTURES CONTRACTS					3,040
The notional amount of futures purchased as a percentage of Net Assets is 1.1%
The notional amount of futures sold as a percentage of Net Assets is 0.3%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	1,000	USD	1,061	Royal Bank of Canada	12/08/23	27
GBP	2,000	USD	2,424	BNP Paribas S.A.	12/08/23	101
GBP	1,000	USD	1,269	BNP Paribas S.A.	12/08/23	(7)
GBP	2,000	USD	2,483	Canadian Imperial Bk. of Comm.	12/08/23	42
GBP	2,000	USD	2,429	Citibank, N. A.	12/08/23	96
USD	2,143	EUR	2,000	BNP Paribas S.A.	12/08/23	(34)
USD	771,851	EUR	717,000	Bank of America, N.A.	12/08/23	(8,755)
USD	2,111	EUR	2,000	Brown Brothers Harriman & Co	12/08/23	(66)
USD	9,817	EUR	9,000	Canadian Imperial Bk. of Comm.	12/08/23	19
USD	3,160	EUR	3,000	JPMorgan Chase Bank, N.A.	12/08/23	(106)
USD	4,234	EUR	4,000	JPMorgan Chase Bank, N.A.	12/08/23	(120)
USD	3,269	EUR	3,000	JPMorgan Chase Bank, N.A.	12/08/23	3
USD	3,790	GBP	3,000	BNP Paribas S.A.	12/08/23	2
USD	2,415	GBP	2,000	BNP Paribas S.A.	12/08/23	(110)
USD	3,734	GBP	3,000	BNP Paribas S.A.	12/08/23	(53)
USD	2,498	GBP	2,000	BNP Paribas S.A.	12/08/23	(27)
USD	2,443	GBP	2,000	HSBC Bank	12/08/23	(82)
USD	303,221	GBP	243,000	Royal Bank of Canada	12/08/23	(3,567)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(12,637)
Unrealized Appreciation						290
Unrealized Depreciation						(12,927)

Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,067,754 or 13.1% of net assets.

(c)	Level 3 security
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $26,150.
(h)	Non-income producing
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)	The coupon rate will be determined upon settlement of the loan after period end.
(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	3,711,918	10,467,881	4,686,879	75,603	-	-	9,492,920	0.0%
Total	3,711,918	10,467,881	4,686,879	75,603	-	-	9,492,920

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.Corporate Bonds, U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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